RELATED PARTIES:	12 Months Ended
Dec. 31, 2015
RELATED PARTIES [Abstract]
RELATED PARTIES

NOTE 14 - RELATED PARTIES:

	Year ended December 31
	2015	2014	2013

	U.S. dollars in thousands
Directors' fees	$375	$246	$143

At December 31, 2015, there were 168,754 options outstanding with an average exercise price of $4.64 that were granted to directors. At December 31, 2015, 135,166 out of these options were exercisable. As to restricted shares and restricted share units granted to the directors, see Note 9c.